                                Estate Enhancer

                                   Issued by

                      Transamerica Life Insurance Company

                        Supplement Dated March 1, 2001
                                    to the
                       Prospectus dated January 11, 2001




Effective March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company, subject to obtaining the necessary approvals. Therefore, all references to PFL Life Insurance Company in your prospectus should read accordingly.




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Please Note:

       Aside from a new name, your policy remains unaffected.
       All of the terms, conditions, rights and benefits remain
       unchanged.
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                This Prospectus Supplement must be accompanied
                           by the Prospectus for the
                  Estate Enhancer Plus dated January 11, 2001